Non-controlling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ 0
Changes in 2013	(2.3)
2013 net (loss)/income	0
Balance, end of period	(2.3)
Ship Finance
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	0
Changes in 2013	(2.3)
2013 net (loss)/income	0
Balance, end of period	$ (2.3)